Pledged Assets, Collateral Type and Contractual Maturities of Gross Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 52,182	$ 106,169
Securities lending arrangements	5,440	4,869
Total repurchases and securities lending	57,622	111,038
Overnight/Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	36,946	79,793
Securities lending arrangements	4,690	4,724
Total repurchases and securities lending	41,636	84,517
Up to 30 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	5,251	17,681
Securities lending arrangements	400	0
Total repurchases and securities lending	5,651	17,681
30-90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	5,100	4,825
Securities lending arrangements	350	145
Total repurchases and securities lending	5,450	4,970
Over 90 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	4,885	3,870
Securities lending arrangements	0	0
Total repurchases and securities lending	4,885	3,870
Securities of U.S. Treasury and federal agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	22,922	48,161
Securities lending arrangements	64	163
Securities of U.S. states and political subdivisions [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	4	104
Federal agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	15,353	44,737
Securities lending arrangements	23	0
Non-agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,069	1,818
Corporate debt securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	9,944	7,126
Securities lending arrangements	79	223
Asset-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,054	1,844
Equity securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,500	1,674
Securities lending arrangements	5,189	4,481
Other [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	336	705
Securities lending arrangements	$ 85	$ 2